Quarterly Holdings Report
for

Fidelity® Focused Stock Fund

July 31, 2020

TQG-QTLY-0920
1.804874.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Interactive Media & Services - 4.7%
Alphabet, Inc. Class A (a)	52,600	$78,266,170
Facebook, Inc. Class A (a)	270,000	68,490,900
		146,757,070
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.0%
Li Auto, Inc. ADR (a)	48,700	779,200
Hotels, Restaurants & Leisure - 0.2%
Penn National Gaming, Inc. (a)	141,802	4,799,998
Household Durables - 1.0%
D.R. Horton, Inc.	482,000	31,889,120
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	51,000	161,398,680
Multiline Retail - 0.7%
Dollar General Corp.	112,000	21,324,800
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	16,874	5,494,006
NIKE, Inc. Class B	141,800	13,841,098
		19,335,104

TOTAL CONSUMER DISCRETIONARY		239,526,902

CONSUMER STAPLES - 6.3%
Beverages - 0.1%
Keurig Dr. Pepper, Inc. (b)	166,000	5,077,940
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	81,000	26,367,930
Sysco Corp.	563,000	29,754,550
		56,122,480
Personal Products - 4.4%
Estee Lauder Companies, Inc. Class A	690,758	136,452,335

TOTAL CONSUMER STAPLES		197,652,755

FINANCIALS - 7.1%
Capital Markets - 7.1%
Moody's Corp.	307,000	86,359,100
S&P Global, Inc.	387,294	135,649,724
		222,008,824
HEALTH CARE - 16.1%
Health Care Equipment & Supplies - 2.0%
Danaher Corp.	94,238	19,205,704
Intuitive Surgical, Inc. (a)	64,000	43,868,160
		63,073,864
Health Care Providers & Services - 6.4%
Humana, Inc.	168,000	65,931,600
UnitedHealth Group, Inc.	443,000	134,131,540
		200,063,140
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	143,546	14,120,620
Thermo Fisher Scientific, Inc.	51,000	21,111,450
		35,232,070
Pharmaceuticals - 6.6%
AstraZeneca PLC sponsored ADR	999,000	55,724,220
Eli Lilly & Co.	304,000	45,688,160
Royalty Pharma PLC (b)	725,900	31,249,995
Sanofi SA sponsored ADR	1,363,000	71,489,350
		204,151,725

TOTAL HEALTH CARE		502,520,799

INDUSTRIALS - 10.0%
Commercial Services & Supplies - 2.0%
Cintas Corp.	203,000	61,279,610
Industrial Conglomerates - 1.9%
Roper Technologies, Inc.	135,000	58,380,750
Professional Services - 1.6%
Clarivate Analytics PLC (a)	1,267,400	35,043,610
Verisk Analytics, Inc.	76,000	14,341,960
		49,385,570
Road & Rail - 4.5%
Union Pacific Corp.	812,122	140,781,349

TOTAL INDUSTRIALS		309,827,279

INFORMATION TECHNOLOGY - 39.9%
IT Services - 18.3%
Fidelity National Information Services, Inc.	220,000	32,188,200
MasterCard, Inc. Class A	472,700	145,842,131
PayPal Holdings, Inc. (a)	751,000	147,248,570
Shopify, Inc. Class A (a)	37,300	38,144,607
Square, Inc. (a)	654,000	84,921,900
Visa, Inc. Class A	631,000	120,142,400
		568,487,808
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	124,000	9,601,320
Micron Technology, Inc. (a)	129,000	6,457,095
NVIDIA Corp.	344,000	146,058,960
		162,117,375
Software - 10.4%
Adobe, Inc. (a)	237,112	105,353,604
ANSYS, Inc. (a)	96,449	29,957,059
Microsoft Corp.	921,000	188,814,211
		324,124,874
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	441,000	187,442,640

TOTAL INFORMATION TECHNOLOGY		1,242,172,697

MATERIALS - 0.5%
Chemicals - 0.5%
Ecolab, Inc.	79,378	14,850,036
REAL ESTATE - 6.0%
Equity Real Estate Investment Trusts (REITs) - 6.0%
American Tower Corp.	349,200	91,277,388
Prologis, Inc.	897,800	94,646,076
		185,923,464
UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	117,000	32,841,900
TOTAL COMMON STOCKS
(Cost $2,022,542,094)		3,094,081,726

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.14% (c)	36,253,015	36,263,891
Fidelity Securities Lending Cash Central Fund 0.13% (c)(d)	16,164,478	16,166,094
TOTAL MONEY MARKET FUNDS
(Cost $52,427,945)		52,429,985
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,074,970,039)		3,146,511,711
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(33,430,539)
NET ASSETS - 100%		$3,113,081,172

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$264,970
Fidelity Securities Lending Cash Central Fund	36,315
Total	$301,285

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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